Shareholder Report, Holdings (Details)	Aug. 31, 2024
Large Capitalization Value Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Large Capitalization Value Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Large Capitalization Value Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Large Capitalization Value Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Large Capitalization Value Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Large Capitalization Value Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Large Capitalization Value Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Large Capitalization Value Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Large Capitalization Value Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Large Capitalization Value Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
Large Capitalization Value Portfolio Class A | C A C I International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Large Capitalization Value Portfolio Class A | Liberty Media Corp Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
Large Capitalization Value Portfolio Class A | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Large Capitalization Value Portfolio Class A | C B R E Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Large Capitalization Value Portfolio Class A | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Large Capitalization Value Portfolio Class A | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Large Capitalization Value Portfolio Class A | Charles River Laboratories International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Large Capitalization Value Portfolio Class A | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Large Capitalization Value Portfolio Class A | S B A Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Large Capitalization Value Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Large Capitalization Value Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Large Capitalization Value Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Large Capitalization Value Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Large Capitalization Value Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Large Capitalization Value Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Large Capitalization Value Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Large Capitalization Value Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Large Capitalization Value Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Large Capitalization Value Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
Large Capitalization Value Portfolio Class C | C A C I International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Large Capitalization Value Portfolio Class C | Liberty Media Corp Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
Large Capitalization Value Portfolio Class C | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Large Capitalization Value Portfolio Class C | C B R E Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Large Capitalization Value Portfolio Class C | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Large Capitalization Value Portfolio Class C | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Large Capitalization Value Portfolio Class C | Charles River Laboratories International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Large Capitalization Value Portfolio Class C | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Large Capitalization Value Portfolio Class C | S B A Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Large Capitalization Value Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Large Capitalization Value Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Large Capitalization Value Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Large Capitalization Value Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Large Capitalization Value Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Large Capitalization Value Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Large Capitalization Value Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Large Capitalization Value Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Large Capitalization Value Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Large Capitalization Value Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
Large Capitalization Value Portfolio Class I | C A C I International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Large Capitalization Value Portfolio Class I | Liberty Media Corp Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
Large Capitalization Value Portfolio Class I | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Large Capitalization Value Portfolio Class I | C B R E Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Large Capitalization Value Portfolio Class I | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Large Capitalization Value Portfolio Class I | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Large Capitalization Value Portfolio Class I | Charles River Laboratories International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Large Capitalization Value Portfolio Class I | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Large Capitalization Value Portfolio Class I | S B A Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Large Capitalization Growth Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Large Capitalization Growth Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Large Capitalization Growth Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
Large Capitalization Growth Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Large Capitalization Growth Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Large Capitalization Growth Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Large Capitalization Growth Portfolio Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Large Capitalization Growth Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Large Capitalization Growth Portfolio Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Large Capitalization Growth Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Large Capitalization Growth Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Large Capitalization Growth Portfolio Class A | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Large Capitalization Growth Portfolio Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Large Capitalization Growth Portfolio Class A | App Lovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Large Capitalization Growth Portfolio Class A | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Large Capitalization Growth Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Large Capitalization Growth Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Large Capitalization Growth Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
Large Capitalization Growth Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Large Capitalization Growth Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Large Capitalization Growth Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Large Capitalization Growth Portfolio Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Large Capitalization Growth Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Large Capitalization Growth Portfolio Class C | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Large Capitalization Growth Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Large Capitalization Growth Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Large Capitalization Growth Portfolio Class C | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Large Capitalization Growth Portfolio Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Large Capitalization Growth Portfolio Class C | App Lovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Large Capitalization Growth Portfolio Class C | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Large Capitalization Growth Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Large Capitalization Growth Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Large Capitalization Growth Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
Large Capitalization Growth Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Large Capitalization Growth Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Large Capitalization Growth Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Large Capitalization Growth Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Large Capitalization Growth Portfolio Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Large Capitalization Growth Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Large Capitalization Growth Portfolio Class I | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Large Capitalization Growth Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Large Capitalization Growth Portfolio Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Large Capitalization Growth Portfolio Class I | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Large Capitalization Growth Portfolio Class I | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Large Capitalization Growth Portfolio Class I | App Lovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Large Capitalization Growth Portfolio Class I | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Mid Capitalization Portfolio - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Mid Capitalization Portfolio - Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Mid Capitalization Portfolio - Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Mid Capitalization Portfolio - Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Mid Capitalization Portfolio - Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
Mid Capitalization Portfolio - Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Mid Capitalization Portfolio - Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Mid Capitalization Portfolio - Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Mid Capitalization Portfolio - Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Mid Capitalization Portfolio - Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Mid Capitalization Portfolio - Class A | Royal Caribbean Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Mid Capitalization Portfolio - Class A | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Mid Capitalization Portfolio - Class A | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Mid Capitalization Portfolio - Class A | East Group Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mid Capitalization Portfolio - Class A | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Mid Capitalization Portfolio - Class A | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Mid Capitalization Portfolio - Class A | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Mid Capitalization Portfolio - Class A | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Mid Capitalization Portfolio - Class A | Cushman And Wakefieldplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Mid Capitalization Portfolio - Class A | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Mid Capitalization Portfolio - Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Mid Capitalization Portfolio - Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Mid Capitalization Portfolio - Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Mid Capitalization Portfolio - Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Mid Capitalization Portfolio - Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
Mid Capitalization Portfolio - Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Mid Capitalization Portfolio - Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Mid Capitalization Portfolio - Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Mid Capitalization Portfolio - Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Mid Capitalization Portfolio - Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Mid Capitalization Portfolio - Class C | Royal Caribbean Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Mid Capitalization Portfolio - Class C | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Mid Capitalization Portfolio - Class C | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Mid Capitalization Portfolio - Class C | East Group Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mid Capitalization Portfolio - Class C | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Mid Capitalization Portfolio - Class C | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Mid Capitalization Portfolio - Class C | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Mid Capitalization Portfolio - Class C | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Mid Capitalization Portfolio - Class C | Cushman And Wakefieldplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Mid Capitalization Portfolio - Class C | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Mid Capitalization Portfolio - Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Mid Capitalization Portfolio - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Mid Capitalization Portfolio - Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Mid Capitalization Portfolio - Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Mid Capitalization Portfolio - Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
Mid Capitalization Portfolio - Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Mid Capitalization Portfolio - Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Mid Capitalization Portfolio - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Mid Capitalization Portfolio - Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Mid Capitalization Portfolio - Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Mid Capitalization Portfolio - Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Mid Capitalization Portfolio - Class I | Royal Caribbean Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Mid Capitalization Portfolio - Class I | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Mid Capitalization Portfolio - Class I | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Mid Capitalization Portfolio - Class I | East Group Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mid Capitalization Portfolio - Class I | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Mid Capitalization Portfolio - Class I | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Mid Capitalization Portfolio - Class I | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Mid Capitalization Portfolio - Class I | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Mid Capitalization Portfolio - Class I | Cushman And Wakefieldplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Mid Capitalization Portfolio - Class I | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Small Capitalization Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Small Capitalization Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Small Capitalization Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Small Capitalization Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Small Capitalization Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Small Capitalization Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Small Capitalization Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Small Capitalization Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Small Capitalization Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Small Capitalization Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Small Capitalization Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Small Capitalization Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class A | Sylvamo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Small Capitalization Portfolio Class A | Mercury General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Capitalization Portfolio Class A | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Small Capitalization Portfolio Class A | Financial Institutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class A | Kennedy Wilson Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class A | A D M A Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Small Capitalization Portfolio Class A | Madison Square Garden Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Small Capitalization Portfolio Class A | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Small Capitalization Portfolio Class A | Choice One Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Small Capitalization Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class C | Sylvamo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Small Capitalization Portfolio Class C | Mercury General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Capitalization Portfolio Class C | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Small Capitalization Portfolio Class C | Financial Institutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class C | Kennedy Wilson Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class C | A D M A Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Small Capitalization Portfolio Class C | Madison Square Garden Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Small Capitalization Portfolio Class C | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Small Capitalization Portfolio Class C | Choice One Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Small Capitalization Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Small Capitalization Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Small Capitalization Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Small Capitalization Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Small Capitalization Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Small Capitalization Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Small Capitalization Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Small Capitalization Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Small Capitalization Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Small Capitalization Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Small Capitalization Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Small Capitalization Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class I | Sylvamo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Small Capitalization Portfolio Class I | Mercury General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Capitalization Portfolio Class I | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Small Capitalization Portfolio Class I | Financial Institutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class I | Kennedy Wilson Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Small Capitalization Portfolio Class I | A D M A Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Small Capitalization Portfolio Class I | Madison Square Garden Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Small Capitalization Portfolio Class I | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Small Capitalization Portfolio Class I | Choice One Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
International Equity Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
International Equity Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
International Equity Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
International Equity Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
International Equity Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
International Equity Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
International Equity Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
International Equity Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
International Equity Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
International Equity Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
International Equity Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
International Equity Portfolio Class A | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
International Equity Portfolio Class A | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
International Equity Portfolio Class A | Allianz S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
International Equity Portfolio Class A | Check Point Software Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
International Equity Portfolio Class A | Coca Cola Europacific Partnersplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Portfolio Class A | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Portfolio Class A | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
International Equity Portfolio Class A | Compagniede Saint Gobain S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
International Equity Portfolio Class A | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
International Equity Portfolio Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
International Equity Portfolio Class A | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
International Equity Portfolio Class A | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
International Equity Portfolio Class A | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
International Equity Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
International Equity Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
International Equity Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
International Equity Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
International Equity Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
International Equity Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
International Equity Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
International Equity Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
International Equity Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
International Equity Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
International Equity Portfolio Class C | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
International Equity Portfolio Class C | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
International Equity Portfolio Class C | Allianz S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
International Equity Portfolio Class C | Check Point Software Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
International Equity Portfolio Class C | Coca Cola Europacific Partnersplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Portfolio Class C | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Portfolio Class C | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
International Equity Portfolio Class C | Compagniede Saint Gobain S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
International Equity Portfolio Class C | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
International Equity Portfolio Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
International Equity Portfolio Class C | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
International Equity Portfolio Class C | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
International Equity Portfolio Class C | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
International Equity Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
International Equity Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
International Equity Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
International Equity Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
International Equity Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
International Equity Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
International Equity Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
International Equity Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
International Equity Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
International Equity Portfolio Class I | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
International Equity Portfolio Class I | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
International Equity Portfolio Class I | Allianz S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
International Equity Portfolio Class I | Check Point Software Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
International Equity Portfolio Class I | Coca Cola Europacific Partnersplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Portfolio Class I | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Portfolio Class I | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
International Equity Portfolio Class I | Compagniede Saint Gobain S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
International Equity Portfolio Class I | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
International Equity Portfolio Class I | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
International Equity Portfolio Class I | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
International Equity Portfolio Class I | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
International Equity Portfolio Class I | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Health & Biotechnology Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Health & Biotechnology Portfolio Class A | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Health & Biotechnology Portfolio Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Health & Biotechnology Portfolio Class A | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Health & Biotechnology Portfolio Class A | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Health & Biotechnology Portfolio Class A | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Health & Biotechnology Portfolio Class A | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Portfolio Class A | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Health & Biotechnology Portfolio Class A | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Health & Biotechnology Portfolio Class A | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Health & Biotechnology Porfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Porfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Health & Biotechnology Porfolio Class C | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Health & Biotechnology Porfolio Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Health & Biotechnology Porfolio Class C | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Health & Biotechnology Porfolio Class C | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Health & Biotechnology Porfolio Class C | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Health & Biotechnology Porfolio Class C | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Porfolio Class C | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Health & Biotechnology Porfolio Class C | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Health & Biotechnology Porfolio Class C | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Health & Biotechnology Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Health & Biotechnology Portfolio Class I | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Health & Biotechnology Portfolio Class I | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Health & Biotechnology Portfolio Class I | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Health & Biotechnology Portfolio Class I | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Health & Biotechnology Portfolio Class I | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Health & Biotechnology Portfolio Class I | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health & Biotechnology Portfolio Class I | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Health & Biotechnology Portfolio Class I | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Health & Biotechnology Portfolio Class I | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Technology & Communications Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Technology & Communications Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Technology & Communications Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Technology & Communications Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Technology & Communications Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Technology & Communications Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Technology & Communications Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Technology & Communications Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Technology & Communications Portfolio Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Technology & Communications Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Technology & Communications Portfolio Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Technology & Communications Portfolio Class A | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Technology & Communications Portfolio Class A | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Technology & Communications Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Technology & Communications Portfolio Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Technology & Communications Portfolio Class A | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Technology & Communications Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Technology & Communications Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Technology & Communications Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Technology & Communications Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Technology & Communications Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Technology & Communications Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Technology & Communications Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Technology & Communications Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Technology & Communications Portfolio Class C | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Technology & Communications Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Technology & Communications Portfolio Class C | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Technology & Communications Portfolio Class C | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Technology & Communications Portfolio Class C | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Technology & Communications Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Technology & Communications Portfolio Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Technology & Communications Portfolio Class C | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Technology & Communications Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Technology & Communications Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Technology & Communications Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Technology & Communications Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Technology & Communications Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Technology & Communications Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Technology & Communications Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Technology & Communications Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Technology & Communications Portfolio Class I | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Technology & Communications Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Technology & Communications Portfolio Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Technology & Communications Portfolio Class I | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Technology & Communications Portfolio Class I | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Technology & Communications Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Technology & Communications Portfolio Class I | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Technology & Communications Portfolio Class I | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Energy & Basic Materials Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%
Energy & Basic Materials Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Energy & Basic Materials Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
Energy & Basic Materials Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Energy & Basic Materials Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Energy & Basic Materials Class A | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Energy & Basic Materials Class A | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy & Basic Materials Class A | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Energy & Basic Materials Class A | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Energy & Basic Materials Class A | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Energy & Basic Materials Class A | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Energy & Basic Materials Class A | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Energy & Basic Materials Class A | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Energy & Basic Materials Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%
Energy & Basic Materials Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Energy & Basic Materials Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
Energy & Basic Materials Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Energy & Basic Materials Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Energy & Basic Materials Class C | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Energy & Basic Materials Class C | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy & Basic Materials Class C | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Energy & Basic Materials Class C | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Energy & Basic Materials Class C | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Energy & Basic Materials Class C | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Energy & Basic Materials Class C | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Energy & Basic Materials Class C | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Energy & Basic Materials Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%
Energy & Basic Materials Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Energy & Basic Materials Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
Energy & Basic Materials Class I | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Energy & Basic Materials Class I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Energy & Basic Materials Class I | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Energy & Basic Materials Class I | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy & Basic Materials Class I | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Energy & Basic Materials Class I | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Energy & Basic Materials Class I | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Energy & Basic Materials Class I | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Energy & Basic Materials Class I | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Energy & Basic Materials Class I | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Financial Services Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Financial Services Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
Financial Services Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Financial Services Portfolio Class A | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Financial Services Portfolio Class A | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Financial Services Portfolio Class A | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Financial Services Portfolio Class A | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Financial Services Portfolio Class A | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Financial Services Portfolio Class A | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financial Services Portfolio Class A | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Financial Services Portfolio Class A | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Financial Services Portfolio Class A | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Financial Services Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Financial Services Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
Financial Services Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Financial Services Portfolio Class C | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Financial Services Portfolio Class C | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Financial Services Portfolio Class C | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Financial Services Portfolio Class C | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Financial Services Portfolio Class C | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Financial Services Portfolio Class C | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financial Services Portfolio Class C | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Financial Services Portfolio Class C | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Financial Services Portfolio Class C | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Financial Services Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Financial Services Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
Financial Services Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Financial Services Portfolio Class I | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Financial Services Portfolio Class I | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Financial Services Portfolio Class I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Financial Services Portfolio Class I | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Financial Services Portfolio Class I | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Financial Services Portfolio Class I | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financial Services Portfolio Class I | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Financial Services Portfolio Class I | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Financial Services Portfolio Class I | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Investment Quality Bond Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investment Quality Bond Portfolio Class A | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Investment Quality Bond Portfolio Class A | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Investment Quality Bond Portfolio Class A | Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
Investment Quality Bond Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Investment Quality Bond Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Investment Quality Bond Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investment Quality Bond Portfolio Class C | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Investment Quality Bond Portfolio Class C | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Investment Quality Bond Portfolio Class C | Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
Investment Quality Bond Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Investment Quality Bond Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Investment Quality Bond Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investment Quality Bond Portfolio Class I | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Investment Quality Bond Portfolio Class I | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Investment Quality Bond Portfolio Class I | Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
Investment Quality Bond Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Investment Quality Bond Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Municipal Bond Portfolio Class A | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Municipal Bond Portfolio Class A | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Municipal Bond Portfolio Class A | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.44%
Municipal Bond Portfolio Class A | Vanguard Short Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
Municipal Bond Portfolio Class A | Dreyfus Tax Exempt Cash Management Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Municipal Bond Portfolio Class C | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Municipal Bond Portfolio Class C | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	92.60%
Municipal Bond Portfolio Class C | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.44%
Municipal Bond Portfolio Class C | Vanguard Short Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
Municipal Bond Portfolio Class C | Dreyfus Tax Exempt Cash Management Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Municipal Bond Portfolio Class I | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Municipal Bond Portfolio Class I | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	92.60%
Municipal Bond Portfolio Class I | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.44%
Municipal Bond Portfolio Class I | Vanguard Short Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
Municipal Bond Portfolio Class I | Dreyfus Tax Exempt Cash Management Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
U.S. Government Money Market Portfolio Class A | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class A | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class A | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class A | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class C | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
U.S. Government Money Market Portfolio Class I | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	73.50%
Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.15%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	73.50%
Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.15%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	73.50%
Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.15%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.42%
Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%
Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.42%
Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%
Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.42%
Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%
Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Moderate Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
Moderate Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.16%
Moderate Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Moderate Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderate Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
Moderate Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
Moderate Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.36%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.75%
Moderate Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
Moderate Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Moderate Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Moderate Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Moderate Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Moderate Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
Moderate Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.16%
Moderate Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Moderate Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderate Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
Moderate Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
Moderate Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.36%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.75%
Moderate Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
Moderate Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Moderate Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Moderate Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Moderate Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Moderate Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
Moderate Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.16%
Moderate Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.36%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.75%
Moderate Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
Moderate Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Moderate Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Moderate Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Moderate Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Moderately Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.09%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Moderately Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Moderately Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.80%
Moderately Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Moderately Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Moderately Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.09%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Moderately Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Moderately Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Moderately Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Moderately Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Moderately Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.09%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Moderately Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Moderately Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.80%
Moderately Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Moderately Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Moderately Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Moderately Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.07%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Moderately Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Moderately Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
Moderately Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Moderately Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.81%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.04%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Moderately Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Moderately Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.07%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Moderately Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Moderately Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
Moderately Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Moderately Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.81%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.04%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Moderately Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Moderately Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.07%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Moderately Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Moderately Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
Moderately Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Moderately Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.81%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.04%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Moderately Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%